8. ADVANCES FROM FEDERAL HOME LOAN BANK OF DALLAS (Tables)	12 Months Ended
Sep. 30, 2013
Banking and Thrift [Abstract]
Advances from FHLB of Dallas
Year Ended September 30,
2014	$29,247
2015	8,092
2016	10,349
2017	8,299
2018	5,871
Thereafter	47,139
$108,997